EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Equity [abstract]
Net income (loss)	$ 816	$ (656)	$ 2,051	$ (949)
Dilutive effect of conversion of subsidiary preferred shares	(38)	(36)	(75)	(71)
Dilutive effect of mandatorily redeemable preferred shares issued in a consolidated subsidiary	(14)	49	(25)	68
Profit (loss), attributable to ordinary equity holders of parent entity	$ 764	$ (643)	$ 1,951	$ (952)
Weighted average - common shares	1,508.2	1,512.1	1,509.3	1,511.7
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	41.8	0.0	38.0	0.0
Common shares and common share equivalents	1,550.0	1,512.1	1,547.3	1,511.7